Related party transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Income or Expenses with Related Parties
(b)	The Company incurred the following income or expenses with related parties:

	2017	2016	2015
Fees paid:
Arrangement fees	$1,872	$7,598	$8,627
Transaction fees	2,262	6,317	9,506
Income earned:
Interest income	2,677	7,513	10,614
Management fees	4,447	4,266	3,154
Supervision fees	1,300	7,800	1,950